Label	Element	Value
iMGP High Income Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP High Income Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP High Income Fund (the “High Income Fund”) seeks to generate a high level of current income from diverse sources, consistent with the goal of capital preservation over time.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the High Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the High Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The High Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the High Income Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in the annual fund operating expenses or in the example, will affect the High Income Fund’s performance. During the most recent fiscal year, the High Income Fund’s portfolio turnover rate was 49.41%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.41%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the High Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the High Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the High Income Fund’s operating expenses remain the same. The cost for the High Income Fund reflects the net expenses of the High Income Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The High Income Fund invests in a mix of strategies that iM Global believes offer risk-return characteristics that are attractive individually and even more compelling collectively. The High Income Fund is intended to be used by investors seeking high current income consistent with capital preservation over time, and with long-term capital appreciation a secondary objective.
The Advisor believes that giving highly disciplined sub-advisors (each, a “manager” or “sub-advisor”) latitude in the types of stocks they can own can confer an advantage over managers who are more tightly constrained to an arbitrary “style box.” This belief underlays the premise of the High Income Fund to seek skilled managers, give them broad flexibility, limit them to their highest-conviction ideas and create diversification at the overall fund level by choosing managers with complementary styles, which the Advisor believes also should reduce risk. The Advisor is responsible for recommending which sub-advisors to hire or remove. Before hiring a sub-advisor, the Advisor performs extensive due diligence. This includes quantitative and qualitative analysis, including (but not limited to) an evaluation of the investment process, the consistency of its execution and discipline; individual holdings; strategies employed, past mistakes, risk controls, team depth and quality; operations and compliance; and business focus and vision. The Advisor’s evaluation process includes review of literature and documents, quantitative historical performance evaluation, extensive discussions with members of the investment team and firm management and background checks through industry contacts.
There is no minimum or maximum allocation of the High Income Fund’s portfolio assets to each sub-advisor, but it is expected that no one strategy will be allocated less than 10% of portfolio assets or more than 60% of portfolio assets as measured at the time of allocation. It is possible that additional managers and strategies will be added to (or removed from) the High Income Fund in the future and/or there may be adjustments in the allocation ranges. The Advisor is responsible for establishing the target allocation of High Income Fund assets to each manager based on the Advisor’s goal of maintaining a balance of investment styles (growth, value, and blend) and market capitalization exposure (large-cap, mid-cap and small-cap companies) and may adjust the target allocations at its discretion. Market performance may result in allocation drift among the managers of the High Income Fund. The Advisor is responsible for periodically rebalancing the portfolios, the timing and degree of which will be determined by the Advisor based on the amount of deviation from pre-established target allocation ranges and the Advisor’s assessment of market conditions and investment opportunities available to each sub-advisor. The Advisor monitors the individual portfolios managed by the sub-advisors to ensure that the overall portfolio does not include any unintentional over-weights to market capitalization levels, sectors, industries or individual securities.
Sub-advisor strategies may seek to benefit from: opportunities to combine securities with differing risk characteristics; market inefficiencies; opportunities to provide liquidity; tactical opportunities in asset classes or securities; special situations such as spin-offs; as well as other opportunities in other areas. In the aggregate, the managers can invest globally in debt and equity securities of companies of any size, domicile or market capitalization, government and corporate bonds, loans, loan participation interests, mortgage or other asset-backed securities and other fixed income securities and currencies, including short positions of any of the foregoing, within their respective segments of the High Income Fund. The managers may invest without limitation in below investment grade fixed income securities. Under normal market conditions, the High Income Fund does not expect to invest more than 25% of its total assets in emerging market securities iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index.
The managers may also write options, invest in derivatives, including, without limitation, options, futures contracts, participatory notes (“P-Notes”) and swaps, to manage risk or enhance return and can also borrow amounts up to one third of the value of the High Income Fund’s total assets (except that the High Income Fund may exceed this limit to satisfy redemption requests or for other temporary purposes). Each of the managers may invest in illiquid securities; however, the High Income Fund as a whole may not hold more than 15% of its net assets in illiquid securities.
Each sub-advisor will have an investment approach that generally focuses on a particular asset class or specific strategies. Currently, the strategies the sub-advisors focus on are as follows: (1) a credit value strategy, (2) a multi-credit strategy, and (3) an option income strategy. iM Global may hire sub-advisors that focus on other strategies in the future, and not all strategies that may be appropriate will be represented in the High Income Fund’s portfolio at all times.

SUB- ADVISOR	TARGET ASSET ALLOCATION	STOCK‑PICKING STYLE
Brown Brothers Harriman & Co. (“BBH”)	40%	Credit Value
Guggenheim Partners Investment Management, LLC (“Guggenheim”)	40%	Multi-Credit
Neuberger Berman Investment Advisers LLC (“Neuberger”)	20%	Option Income
The sub-advisor that manages the credit value strategy primarily invests its segment of the High Income Fund in fixed income securities it believes have the potential for excess return. The sub-advisor invests in fixed income securities from a wide variety of sectors, asset-backed securities, commercial mortgage-backed securities, corporate bonds, floating-rate loans and municipal bonds. The sub-advisor expects to invest in structured and corporate securities. The sub-advisor’s emphasizes A/BBB-rated asset backed securities and BBB/BB-rated corporate securities, as these ratings segments have historically offered attractive risk-adjusted returns, along with low default rates. The sub-advisor also invests in U.S. Treasury futures to manage duration of the portfolio, which allows individual security selection to be managed without regard to portfolio duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. Fixed income securities and portfolios with longer durations are subject to more volatility than those with shorter durations. The sub-advisor will not typically own CCC-rated or distressed securities.
The sub-advisor that manages the multi-credit strategy seeks to preserve invested capital and maximize total return through a combination of current income and capital appreciation. The team invests in a wide range of fixed income and other instruments selected from a variety of credit qualities, and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency, mezzanine and preferred securities and convertible securities. The team seeks opportunities across fixed income market sectors and aims to take advantage of downturns/inefficiencies that occur during times of uncertainty. The multi-credit strategy is flexible and is not constrained by duration, sector, issuer, or credit quality.
The sub-advisor that manages the option income strategy writes collateralized put options on both U.S. indices, including the S&P 500® Index and the Russell 2000® Index, and exchange traded funds (“ETFs”). The manager seeks to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to the level of volatility the strategy would experience if the High Income Fund held the underlying equity index on which the options are written. The portfolio’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, mortgage-backed securities and asset-backed securities. The manager also may invest in money market mutual funds and ETFs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, it is possible to lose money on an investment in the High Income Fund. An investment in the High Income Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC). The following risks could affect the value of your investment. Some or all of these risks may adversely affect the High Income Fund’s net asset value per share, total return and/or ability to meet its objective.
•	Market Risk. The value of the High Income Fund’s shares will fluctuate based on the performance of the High Income Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the High Income Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the High Income Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.
•	Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the High Income Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on both the U.S. and global financial markets.
•	Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.
•	Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and therefore have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

•	Investments in Loans Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The High Income Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the High Income Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the High Income Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the High Income Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the High Income Fund to obtain an accurate picture of a lending bank’s financial condition.
•	Collateral Risk. If the High Income Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the High Income Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the High Income Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.
•
Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or

“tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the High Income Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
•	Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.
•	Currency Risk. This is the risk that investing in foreign currencies may expose the High Income Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency.
•	Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by the High Income Fund. Fixed income securities held by the High Income Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.
¡	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.
¡	Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by the High Income Fund. Interest rates have been historically low, so the High Income Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
¡	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.
¡	Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that the High Income Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and the High Income Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.
¡	Prepayment and Extension Risk. In times of declining interest rates, the High Income Fund’s higher yielding securities will be prepaid, and the High Income Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase the High Income Fund’s sensitivity to rising rates and its potential for price declines.
•	Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the High Income Fund may be indirectly exposed to such risks associated with corporate debt obligations.
•	Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Alternative Strategies Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.
¡	Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.
¡	Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the High Income Fund’s net asset value to greater volatility.
¡	Forward Contracts Risk. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts. To the extent the High Income Fund enters into non-U.S. currency forward contracts with banks, the High Income Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform such contracts. There have been periods during which certain banks have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the bank is prepared to buy and the price at which it is prepared to sell).
¡	P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.
¡	Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the High Income Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.
¡	Preferred Stock Risk. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
•	Foreign Investment Risk. This is the risk that an investment in foreign (non-U.S.) securities may cause the High Income Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.
•	Emerging Markets Risk. This is the risk that the value of the High Income Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the High Income Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
•	Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, closed-end funds

(“CEFs”), business development companies (“BDCs”), unit investment trusts and open-end funds, subjects the High Income Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the High Income Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•	Large Shareholder Purchase and Redemption Risk. The High Income Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the High Income Fund. Such large shareholder redemptions may cause the High Income Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the High Income Fund Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the High Income Fund’s performance to the extent that the High Income Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the High Income Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the High Income Fund’s expense ratio.
•	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the High Income Fund’s portfolio securities to be magnified and the High Income Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.
•
Liquidity and Valuation Risk. It may be difficult for the High Income Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the High Income Fund’s net asset value, causing the High Income Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the High Income Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the High Income Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks
•	Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.
•	Multi-Management Risk. Because portions of the High Income Fund are managed by different portfolio managers using different styles, the High Income Fund could experience overlapping security transactions that could lead to unintended concentration in certain securities. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses and tax inefficiencies compared to using a single investment manager.
•	Investment Selection Risk. The sub-advisors’ portfolio managers may select investments that underperform and investors’ Fund shares may decline in value. This risk may be more significant when sub-advisors concentrate their holdings in a limited number of securities as may be the case in the High Income Fund because concentration can magnify the potential for gains and losses from individual securities. This risk may be greater for multi-manager funds compared to funds with a single manager.
•	Short Sale Risk. This is the risk that the value of a security the High Income Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the High Income Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the High Income Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.
•	Unfavorable Tax Treatment Risk. This is the risk that a material portion of the High Income Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the High Income Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the High Income Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the High Income Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the High Income Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub-advisor’s control, including instances at third parties. The High Income Fund, the Advisor and each sub-advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, it is possible to lose money on an investment in the High Income Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the High Income Fund is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC).
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the High Income Fund. The bar chart shows changes in the performance of the High Income Fund’s Institutional Class shares from year to year. The table below shows how the High Income Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and two secondary market indexes. Past performance, before and after taxes, does not necessarily indicate how the High Income Fund will perform in the future. Updated performance information is available on the High Income Fund’s website at www.imgp.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the High Income Fund. The bar chart shows changes in the performance of the High Income Fund’s Institutional Class shares from year to year. The table below shows how the High Income Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and two secondary market indexes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgp.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the High Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	High Income Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown above, the highest and lowest quarterly returns earned by the High Income Fund were:

Highest:	10.14%	Quarter ended June 30, 2020
Lowest:	-13.79%	Quarter ended March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
iMGP High Income Alternatives Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.45%
Interest and Dividend Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	394
Five Years	rr_ExpenseExampleYear05	722
Ten Years	rr_ExpenseExampleYear10	$ 1,653
2019	rr_AnnualReturn2019	8.37%
2020	rr_AnnualReturn2020	5.62%
2021	rr_AnnualReturn2021	6.42%
2022	rr_AnnualReturn2022	(6.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.79%)
One Year	rr_AverageAnnualReturnYear01	(6.85%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018
iMGP High Income Alternatives Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(8.46%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018
iMGP High Income Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.02%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018
iMGP High Income Alternatives Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018
iMGP High Income Alternatives Fund | ICE BofAML U.S. High Yield TR USD Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.22%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018

[1]	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the High Income Fund, has contractually agreed to limit the High Income Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2024 to an annual rate of 0.98% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the High Income Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.
[2]	iM Global has separately contractually agreed through April 30, 2024, to waive a portion of its advisory fees so that after paying all of the sub-advisory fees, the net advisory fee as a percentage of the High Income Fund’s daily net assets retained by iM Global is 0.40% on the first $1 billion of assets, 0.375% on the next $1 billion of assets, 0.35% on the next $1 billion of assets, 0.325% on the next $1 billion of assets and 0.30% on assets in excess of $4 billion. This agreement may be terminated at any time by the Board of the Trust upon sixty (60) days’ written notice to iM Global, and iM Global may decline to renew this agreement at its expiration on April 30, 2024 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. iM Global has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this advisory fee waiver agreement.